Quarterly Report
January 31, 2022
MFS®  Special Value Trust
MFV-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 52.8%
Aerospace & Defense – 1.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$46,000	$46,575
Bombardier, Inc., 7.125%, 6/15/2026 (n)	43,000	43,699
Moog, Inc., 4.25%, 12/15/2027 (n)	90,000	90,319
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	72,275
TransDigm, Inc., 6.375%, 6/15/2026	40,000	40,700
TransDigm, Inc., 5.5%, 11/15/2027	55,000	55,275
TransDigm, Inc., 4.625%, 1/15/2029	41,000	38,936
		$387,779
Automotive – 1.1%
Clarios Global LP/Clarios US Finance Cois, 8.5%, 5/15/2027 (n)	$90,000	$94,102
Dana, Inc., 5.375%, 11/15/2027	46,000	47,552
Dana, Inc., 5.625%, 6/15/2028	15,000	15,600
Dana, Inc., 4.25%, 9/01/2030	25,000	24,219
Dornoch Debt Merger Sub Inc., 6.625%, 10/15/2029 (n)	40,000	38,650
Ford Motor Co., 4.75%, 1/15/2043	45,000	45,992
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	65,000	66,707
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	40,000	39,171
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	35,000	32,550
		$404,543
Broadcasting – 1.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$60,000	$59,550
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	95,000	93,669
iHeartCommunications, Inc., 8.375%, 5/01/2027	55,000	57,523
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	70,000	71,400
Univision Communications, Inc., 4.5%, 5/01/2029 (n)	115,000	113,901
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	110,000	104,961
		$501,004
Brokerage & Asset Managers – 0.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$35,000	$35,699
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	90,000	91,454
LPL Holdings, Inc., 4%, 3/15/2029 (n)	51,000	49,498
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	35,000	34,302
NFP Corp., 4.875%, 8/15/2028 (n)	45,000	43,963
NFP Corp., 6.875%, 8/15/2028 (n)	40,000	38,050
		$292,966
Building – 1.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$125,000	$122,350
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	75,000	72,844
Interface, Inc., 5.5%, 12/01/2028 (n)	65,000	66,787
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	35,000	34,683
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	35,000	35,000
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	35,000	36,837
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	25,000	22,813
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	65,000	68,250
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	60,000	61,608
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	60,000	58,800
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	71,000	67,805
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	10,000	9,149
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	45,000	46,171
		$703,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 1.1%
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	$35,000	$35,525
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	55,000	53,762
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	30,000	30,437
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	55,000	55,164
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	65,000	60,612
Paysafe Finance PLC, 4%, 6/15/2029 (z)	55,000	49,606
Switch Ltd., 3.75%, 9/15/2028 (n)	74,000	70,587
Switch Ltd., 4.125%, 6/15/2029 (n)	20,000	19,480
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	50,000	52,510
		$427,683
Cable TV – 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	$160,000	$158,767
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	50,000	48,750
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	90,000	85,858
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	55,000	50,889
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	200,000	183,038
DISH DBS Corp., 7.75%, 7/01/2026	30,000	30,874
DISH DBS Corp., 5.25%, 12/01/2026 (n)	50,000	48,500
DISH DBS Corp., 5.125%, 6/01/2029	40,000	34,900
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	45,000	19,631
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	30,000	13,245
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	75,000	69,375
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	67,000	64,823
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	125,000	129,723
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	200,000	204,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	60,000	61,327
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	188,520
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	189,727
		$1,581,947
Chemicals – 1.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$154,106
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	65,000	62,400
Ingevity Corp., 3.875%, 11/01/2028 (n)	74,000	70,056
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	35,000	34,300
Sasol Financing (USA) LLC, 5.5%, 3/18/2031	200,000	195,500
		$516,362
Computer Software – 0.6%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$40,000	$40,604
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	10,000	9,540
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	65,000	61,912
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	35,000	34,912
PTC, Inc., 3.625%, 2/15/2025 (n)	55,000	55,206
PTC, Inc., 4%, 2/15/2028 (n)	35,000	34,690
		$236,864
Computer Software - Systems – 0.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$130,000	$139,024
Fair Isaac Corp., 4%, 6/15/2028 (n)	7,000	6,930
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	80,000	82,618
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	70,000	67,900
		$296,472
Conglomerates – 1.6%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$85,000	$87,206
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	23,000	22,684
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	87,000	85,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Gates Global LLC, 6.25%, 1/15/2026 (n)	$55,000	$56,815
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	40,000	42,800
Griffon Corp., 5.75%, 3/01/2028	60,000	59,941
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	50,000	46,210
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	65,000	67,844
TriMas Corp., 4.125%, 4/15/2029 (n)	135,000	132,300
		$601,495
Construction – 0.7%
Empire Communities Corp., 7%, 12/15/2025 (n)	$45,000	$45,779
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	30,529
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	55,000	54,226
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	50,000	53,250
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	30,000	31,094
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	59,000	58,031
		$272,909
Consumer Products – 0.6%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$46,000	$45,804
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	41,438
Mattel, Inc., 5.45%, 11/01/2041	15,000	16,800
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	55,000	55,412
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	25,000	22,688
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	45,000	41,850
		$223,992
Consumer Services – 1.9%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$20,000	$20,537
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	80,000	84,400
ANGI Group LLC, 3.875%, 8/15/2028 (n)	65,000	59,502
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	55,000	53,419
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	103,000	96,056
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	44,000	46,244
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	5,000	4,582
Match Group, Inc., 5%, 12/15/2027 (n)	65,000	66,869
Match Group, Inc., 4.625%, 6/01/2028 (n)	60,000	59,250
Match Group, Inc., 4.125%, 8/01/2030 (n)	20,000	19,200
Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027 (n)	50,000	54,135
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	25,000	24,558
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	35,000	33,512
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	86,000	81,667
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	35,000	35,437
		$739,368
Containers – 1.0%
ARD Finance S.A., 6.5% (6.5% cash or 7.25% PIK), 6/30/2027 (n)(p)	$200,000	$202,000
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	80,000	82,500
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	40,812
Greif, Inc., 6.5%, 3/01/2027 (n)	50,000	51,755
		$377,067
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$90,000	$80,148
Electronics – 0.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$20,000	$19,850
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	35,000	36,764
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	29,775
Entegris, Inc., 3.625%, 5/01/2029 (n)	27,000	25,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$50,000	$52,750
Sensata Technologies B.V., 5%, 10/01/2025 (n)	95,000	100,106
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	30,000	29,988
Synaptics, Inc., 4%, 6/15/2029 (n)	65,000	63,739
		$358,831
Emerging Market Quasi-Sovereign – 0.8%
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	$197,000	$193,686
Petroleos Mexicanos, 6.49%, 1/23/2027	100,000	104,413
		$298,099
Emerging Market Sovereign – 0.4%
Republic of Ecuador, 0%, 7/31/2030 (n)	$8,116	$4,758
Republic of Ecuador, 5%, 7/31/2030 (n)	37,800	32,792
Republic of Ecuador, 1%, 7/31/2035 (n)	99,060	69,986
Republic of Ecuador, 0.5%, 7/31/2040 (n)	45,400	27,240
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	11,673
		$146,449
Energy - Independent – 1.8%
Callon Petroleum Co., 6.125%, 10/01/2024	$25,000	$25,000
Callon Petroleum Co., 8%, 8/01/2028 (n)	30,000	30,563
CNX Resources Corp., 6%, 1/15/2029 (n)	65,000	66,950
Colgate Energy Partners III LLC, 5.875%, 7/01/2029 (n)	20,000	20,325
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	50,000	51,439
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	35,000	35,330
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	30,000	30,338
EQT Corp., 5%, 1/15/2029	48,000	50,520
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	10,525
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	10,000	9,152
Occidental Petroleum Corp., 5.875%, 9/01/2025	55,000	58,781
Occidental Petroleum Corp., 5.5%, 12/01/2025	45,000	47,752
Occidental Petroleum Corp., 6.625%, 9/01/2030	60,000	70,411
Occidental Petroleum Corp., 6.45%, 9/15/2036	25,000	30,368
Occidental Petroleum Corp., 6.6%, 3/15/2046	35,000	44,001
SM Energy Co., 5.625%, 6/01/2025	30,000	29,775
SM Energy Co., 6.5%, 7/15/2028	30,000	30,990
Southwestern Energy Co., 5.95%, 1/23/2025	5,900	6,239
Southwestern Energy Co., 8.375%, 9/15/2028	25,000	27,430
Southwestern Energy Co., 5.375%, 3/15/2030	30,000	30,738
		$706,627
Entertainment – 1.7%
AMC Entertainment Holdings, Inc., 10% (10% cash or 12% PIK), 6/15/2026 (n)(p)	$20,000	$18,648
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	115,000	117,300
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	50,000	47,960
Carnival Corp. PLC, 6%, 5/01/2029 (n)	15,000	14,430
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	35,000	35,438
Life Time, Inc., 5.75%, 1/15/2026 (n)	45,000	45,180
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	71,000	72,242
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	30,000	28,950
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	40,000	36,887
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	35,000	33,338
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	25,000	24,160
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	70,000	67,920
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	75,000	73,073
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	25,000	22,813
		$638,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.4%
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	$70,000	$70,700
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	50,000	47,750
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	144,266	135,365
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	84,000	80,743
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	60,000	62,243
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	20,000	19,340
OneMain Finance Corp., 6.875%, 3/15/2025	40,000	43,400
OneMain Finance Corp., 8.875%, 6/01/2025	30,000	31,842
OneMain Finance Corp., 7.125%, 3/15/2026	25,000	27,484
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	15,000	14,023
		$532,890
Food & Beverages – 2.1%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$90,000	$93,262
Aramark Services, Inc., 5%, 2/01/2028 (n)	15,000	14,888
Central America Bottling Co., 5.25%, 4/27/2029 (n)	200,000	202,776
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	85,000	90,632
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	95,000	93,851
Performance Food Group Co., 5.5%, 10/15/2027 (n)	65,000	66,499
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	45,000	46,207
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	75,000	72,281
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	60,000	57,275
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	73,609
		$811,280
Gaming & Lodging – 2.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	$60,000	$59,696
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	25,000	24,539
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	50,000	47,870
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)	45,000	46,336
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	50,000	53,812
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	55,000	56,925
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	80,000	77,950
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	61,000	57,885
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	55,000	53,957
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	60,000	62,700
MGM Growth Properties LLC, 5.75%, 2/01/2027	25,000	27,625
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	42,000	43,155
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	50,000	47,000
Scientific Games Corp., 8.625%, 7/01/2025 (n)	10,000	10,600
Scientific Games Corp., 8.25%, 3/15/2026 (n)	35,000	36,531
Scientific Games International, Inc., 7%, 5/15/2028 (n)	40,000	42,010
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	40,000	40,450
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	65,000	64,358
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	88,000	87,314
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	35,000	34,434
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	35,000	32,841
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	45,000	43,735
		$1,051,723
Industrial – 0.5%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$65,000	$63,863
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	40,000	39,173
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	80,000	80,700
		$183,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.6%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$90,000	$88,954
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	35,000	32,537
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	20,000	20,300
Hub International Ltd., 5.625%, 12/01/2029 (n)	55,000	54,038
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	43,000	42,785
		$238,614
Machinery & Tools – 0.3%
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	$60,000	$60,432
Terex Corp., 5%, 5/15/2029 (n)	70,000	69,433
		$129,865
Medical & Health Technology & Services – 3.2%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$80,000	$79,800
Catalent, Inc., 3.125%, 2/15/2029 (n)	114,000	106,590
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	130,000	125,411
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	30,000	31,800
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	80,000	76,176
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	15,000	14,936
DaVita, Inc., 4.625%, 6/01/2030 (n)	40,000	38,916
DaVita, Inc., 3.75%, 2/15/2031 (n)	50,000	45,935
Encompass Health Corp., 5.125%, 3/15/2023	30,000	29,963
Encompass Health Corp., 5.75%, 9/15/2025	10,000	10,100
HCA, Inc., 5.875%, 2/15/2026	90,000	97,966
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	204,540
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	25,000	24,496
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)	35,000	33,609
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	45,000	47,341
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	89,000	84,352
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	75,000	75,245
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	40,000	40,800
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	45,000	45,225
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)(w)	15,000	15,075
		$1,228,276
Medical Equipment – 0.2%
Teleflex, Inc., 4.625%, 11/15/2027	$75,000	$76,500
Metals & Mining – 1.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$75,000	$78,094
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	70,000	66,763
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	68,100
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	55,000	54,996
Ero Copper Corp., 6.5%, 2/15/2030 (n)(w)	25,000	24,704
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	70,000	70,437
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	49,000	47,326
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	88,000	84,420
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	40,000	38,000
Novelis Corp., 3.25%, 11/15/2026 (n)	24,000	23,249
Novelis Corp., 4.75%, 1/30/2030 (n)	55,000	54,725
Novelis Corp., 3.875%, 8/15/2031 (n)	29,000	27,311
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	21,731	22,329
		$660,454
Midstream – 2.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$27,000	$27,600
Cheniere Energy Partners LP, 4%, 3/01/2031	75,000	74,621
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	44,000	43,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	$84,000	$82,950
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	44,000	45,175
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	15,000	15,487
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	5,000	5,225
EQM Midstream Partners LP, 5.5%, 7/15/2028	120,000	121,453
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	30,000	28,651
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	28,900	27,744
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	75,000	76,125
Peru LNG, 5.375%, 3/22/2030	200,000	172,846
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	80,000	87,500
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	45,000	47,025
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/31/2032 (n)	20,000	19,908
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	40,000	39,930
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	40,000	40,260
Western Midstream Operating LP, 5.3%, 2/01/2030	50,000	52,125
Western Midstream Operation LP, 4.65%, 7/01/2026	20,000	20,932
Western Midstream Operation LP, 5.5%, 8/15/2048	15,000	16,575
		$1,045,537
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$35,000	$35,875
Network & Telecom – 0.1%
Zayo Group Holdings, Inc., 6.125%, 3/01/2028 (n)	$45,000	$42,453
Oil Services – 0.6%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	$180,614	$180,164
Nabors Industries, Inc., 5.75%, 2/01/2025	10,000	9,250
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	30,000	30,979
		$220,393
Oils – 0.4%
Parkland Corp., 4.625%, 5/01/2030 (n)	$75,000	$72,000
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	45,000	35,705
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	40,000	28,100
		$135,805
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$70,000	$69,549
NCR Corp., 5.125%, 4/15/2029 (n)	35,000	34,924
		$104,473
Pharmaceuticals – 1.3%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$122,000	$124,348
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	105,000	88,462
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	30,000	24,150
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	30,000	28,507
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	196,804
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	35,000	35,219
		$497,490
Pollution Control – 0.4%
GFL Environmental, Inc., 4%, 8/01/2028 (n)	$55,000	$51,242
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	19,400
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	25,000	23,857
Stericycle, Inc., 3.875%, 1/15/2029 (n)	65,000	61,750
		$156,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$50,000	$46,930
Taseko Mines Ltd., 7%, 2/15/2026 (n)	35,000	35,486
		$82,416
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$154,189
Railroad & Shipping – 0.1%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$43,000	$44,505
Real Estate - Other – 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/01/2028 (n)	$70,000	$71,639
XHR LP, REIT, 4.875%, 6/01/2029 (n)	55,000	53,927
		$125,566
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$35,000	$34,009
Retailers – 0.6%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$29,000	$28,537
Bath & Body Works, Inc., 5.25%, 2/01/2028	125,000	131,250
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	55,000	52,999
		$212,786
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$60,000	$61,050
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$54,000	$51,682
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	30,000	28,888
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	40,000	36,600
Penske Automotive Group Co., 3.75%, 6/15/2029	76,000	71,537
		$188,707
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$75,000	$76,762
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	47,208
		$123,970
Telecommunications - Wireless – 2.6%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$182,530
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	205,000
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	200,000	195,970
SBA Communications Corp., 3.875%, 2/15/2027	55,000	55,550
SBA Communications Corp., 3.125%, 2/01/2029	90,000	83,875
Sprint Capital Corp., 6.875%, 11/15/2028	80,000	95,160
Sprint Corp., 7.125%, 6/15/2024	25,000	27,250
Sprint Corp., 7.625%, 3/01/2026	120,000	137,400
		$982,735
Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$30,000	$30,762
Vector Group Ltd., 5.75%, 2/01/2029 (n)	35,000	32,346
		$63,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$212,100
Calpine Corp., 4.5%, 2/15/2028 (n)	60,000	58,644
Calpine Corp., 5.125%, 3/15/2028 (n)	75,000	73,165
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	30,000	30,880
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	115,000	108,269
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	200,000	211,685
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	200,000	196,880
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	36,000	37,057
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	10,000	10,313
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	50,000	50,625
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	40,000	40,500
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	95,000	96,187
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	25,000	25,130
		$1,151,435
Total Bonds		$20,168,130
Common Stocks – 43.6%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	2,773	$567,023
Northrop Grumman Corp.	1,898	702,070
		$1,269,093
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	716	$589,225
NASDAQ, Inc.	3,944	706,804
		$1,296,029
Business Services – 2.8%
Accenture PLC, “A”	1,379	$487,587
Equifax, Inc. (f)	2,483	595,324
		$1,082,911
Cable TV – 1.9%
Comcast Corp., “A”	14,184	$709,058
Construction – 1.5%
ICA Tenedora, S.A. de C.V. (u)	10,542	$8,688
Sherwin-Williams Co.	1,986	569,009
		$577,697
Electronics – 1.9%
Texas Instruments, Inc.	4,148	$744,525
Food & Beverages – 1.7%
Nestle S.A., ADR	5,103	$659,001
Gaming & Lodging – 1.0%
Marriott International, Inc., “A” (a)	2,366	$381,210
Health Maintenance Organizations – 1.6%
Cigna Corp.	2,580	$594,587
Insurance – 5.0%
Aon PLC	2,220	$613,697
Marsh & McLennan Cos., Inc.	3,722	571,848
Progressive Corp.	6,657	723,349
		$1,908,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.9%
Illinois Tool Works, Inc.	3,130	$732,170
Major Banks – 3.0%
JPMorgan Chase & Co.	4,806	$714,172
Morgan Stanley	4,273	438,153
		$1,152,325
Medical Equipment – 2.8%
Medtronic PLC	3,947	$408,475
Thermo Fisher Scientific, Inc.	1,129	656,288
		$1,064,763
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	60	$17,255
Other Banks & Diversified Financials – 3.3%
American Express Co.	3,486	$626,852
Citigroup, Inc.	9,897	644,493
		$1,271,345
Pharmaceuticals – 1.8%
Johnson & Johnson	3,900	$671,931
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$440,440
Utilities - Electric Power – 5.5%
Dominion Energy, Inc.	8,411	$678,431
Duke Energy Corp.	6,645	698,124
Southern Co.	10,459	726,796
		$2,103,351
Total Common Stocks		$16,676,585
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.06% (v)	1,112,308	$1,112,308

Other Assets, Less Liabilities – 0.7%		255,996
Net Assets – 100.0%		$38,213,019
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,112,308 and $36,844,715, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,913,916, representing 44.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC, 4%, 6/15/2029	9/09/21	$54,842	$49,606
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Derivative Contracts at 1/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	6	$767,813	March – 2022	$6,306
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	2	$311,250	March – 2022	$(4,915)
At January 31, 2022, the fund had liquid securities with an aggregate value of $6,953 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,991,641	$—	$17,255	$16,008,896
Switzerland	659,001	—	—	659,001
Mexico	—	—	8,688	8,688
Non - U.S. Sovereign Debt	—	444,548	—	444,548
Municipal Bonds	—	35,875	—	35,875
U.S. Corporate Bonds	—	15,530,552	—	15,530,552
Foreign Bonds	—	4,157,155	—	4,157,155
Mutual Funds	1,112,308	—	—	1,112,308
Total	$17,762,950	$20,168,130	$25,943	$37,957,023
Other Financial Instruments
Futures Contracts – Assets	$6,306	$—	$—	$6,306
Futures Contracts – Liabilities	(4,915)	—	—	(4,915)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$25,960
Change in unrealized appreciation or depreciation	(17)
Balance as of 1/31/22	$25,943
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2022 is $(17). At January 31, 2022, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,152,155	$1,795,607	$1,835,454	$—	$—	$1,112,308
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$174	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.